Trade receivables (Details) - DKK (kr) kr in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019
Trade receivables
Trade receivables			kr 61,700		kr 800
Licence and milestone revenue	kr 10,645	kr 9,922	185,990	kr 29,840
Alexion
Trade receivables
Licence and milestone revenue	kr 10,645	8,267	36,870	26,528
Boehringer Ingelheim
Trade receivables
Licence and milestone revenue			kr 149,120
Undisclosed counterpart
Trade receivables
Licence and milestone revenue		kr 1,655		kr 3,312